Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements - Consolidating Condensed Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 162,457	$ 87,886	$ 114,127	$ 97,869	$ 51,431	$ 108,803
Accounts and notes receivable, net	249,623	168,562		183,923
Rig materials and supplies	40,202	28,860		29,947
Deferred costs	13,583	1,089		3,249
Deferred income taxes	13,473	8,742		6,650
Other tax assets	18,433	33,524		25,358
Assets held for sale	7,485	6,800		5,315
Other current assets	20,906	12,821		15,302
Total current assets	526,162	348,284		367,613
Property, plant and equipment, net	858,672	789,123		719,809
Other noncurrent assets	150,546	118,326		128,824
Total assets	1,535,380	1,255,733		1,216,246
Current liabilities:
Current portion of long-term debt	0	10,000		145,723
Accounts payable and accrued liabilities	191,229	137,746		135,250
Accrued income taxes	7,261	4,120		4,837
Total current liabilities	198,490	151,866		285,810
Long-term debt	653,968	469,205		337,000
Other long-term liabilities	24,048	23,182		33,452
Long-term deferred tax liability	39,084	20,847		15,934
Contingencies
Stockholders' equity:
Common stock	20,050	19,818		19,508
Capital in excess of par value	654,750	646,217		637,042
Accumulated other comprehensive income	957	0
Retained earnings (accumulated deficit)	(57,788)	(74,631)		(111,944)
Total controlling interest stockholders' equity	617,969	591,404		544,606
Noncontrolling interest	1,821	(771)		(556)
Total Equity	619,790	590,633		544,050	588,066	595,899
Total liabilities and stockholders' equity	1,535,380	1,255,733		1,216,246
Scenario, Previously Reported [Member]
Current assets:
Assets held for sale		11,550
Total current assets		353,034
Property, plant and equipment, net		786,158
Current liabilities:
Long-term deferred tax liability		20,847
Parent [Member]
Current assets:
Cash and cash equivalents	89,516	42,251	77,468	55,670	13,835	58,189
Accounts and notes receivable, net	290,856	289,957		289,512
Other tax assets	43,171	46,249		47,834
Other current assets				788
Total current assets	423,543	378,457		393,804
Property, plant and equipment, net	60	60		79
Investment in subsidiaries and intercompany advances	944,584	780,878		720,214
Other noncurrent assets	52,147	43,569		44,962
Total assets	1,420,334	1,202,964		1,159,059
Current liabilities:
Current portion of long-term debt		10,000		145,723
Accounts payable and accrued liabilities	81,524	65,839		60,120
Accrued income taxes				(205)
Total current liabilities	81,524	75,839		205,638
Long-term debt	653,968	469,205		337,000
Other long-term liabilities	4,289	3,933		8,081
Long-term deferred tax liability				1,151
Intercompany payables	62,584	62,583		62,583
Contingencies
Stockholders' equity:
Common stock	20,050	19,818		19,508
Capital in excess of par value	654,750	646,217		637,042
Retained earnings (accumulated deficit)	(56,831)	(74,631)		(111,944)
Total controlling interest stockholders' equity	617,969	591,404		544,606
Total Equity	617,969	591,404		544,606
Total liabilities and stockholders' equity	1,420,334	1,202,964		1,159,059
Guarantor [Member]
Current assets:
Cash and cash equivalents	21,273	11,023	7,906	4,212	2,317	1,768
Accounts and notes receivable, net	113,873	98,747		94,748
Rig materials and supplies	2,364	2,834		762
Deferred costs	32
Deferred income taxes	12,363	7,615		5,311
Other tax assets	(46,939)	(31,136)		(25,218)
Assets held for sale	1,183
Other current assets	14,238	8,675		6,381
Total current assets	118,387	97,758		86,196
Property, plant and equipment, net	559,885	548,794		474,942
Investment in subsidiaries and intercompany advances	(220,110)	(233,388)		(212,883)
Other noncurrent assets	60,002	59,541		66,660
Total assets	518,164	472,705		414,915
Current liabilities:
Accounts payable and accrued liabilities	101,207	93,243		94,056
Accrued income taxes	529	612		921
Total current liabilities	101,736	93,855		94,977
Other long-term liabilities	5,806	6,129		9,474
Long-term deferred tax liability	47,684	36,894		25,232
Intercompany payables	43,669	43,657		43,657
Contingencies
Stockholders' equity:
Common stock	18,049	18,049		18,049
Capital in excess of par value	733,899	733,112		733,120
Retained earnings (accumulated deficit)	(432,679)	(458,991)		(509,594)
Total controlling interest stockholders' equity	319,269	292,170		241,575
Total Equity	319,269	292,170		241,575
Total liabilities and stockholders' equity	518,164	472,705		414,915
Non-Guarantor [Member]
Current assets:
Cash and cash equivalents	51,668	34,612	28,753	37,987	35,279	48,846
Accounts and notes receivable, net	386,521	292,644		285,326
Rig materials and supplies	37,838	26,026		29,185
Deferred costs	13,551	1,089		3,249
Deferred income taxes	1,110	1,127		853
Other tax assets	22,201	18,411		2,742
Assets held for sale	6,302	6,800		5,315
Other current assets	6,668	4,146		8,133
Total current assets	525,859	384,855		372,790
Property, plant and equipment, net	298,727	240,269		244,787
Investment in subsidiaries and intercompany advances	1,593,743	1,467,429		1,347,719
Other noncurrent assets	38,397	15,216		16,839
Total assets	2,456,726	2,107,769		1,982,135
Current liabilities:
Accounts payable and accrued liabilities	263,709	205,864		181,010
Accrued income taxes	6,732	3,508		4,121
Total current liabilities	270,441	209,372		185,131
Other long-term liabilities	13,953	13,120		15,897
Long-term deferred tax liability	(8,600)	(16,047)		(11,296)
Intercompany payables	359,106	216,320		111,619
Contingencies
Stockholders' equity:
Common stock	43,003	43,003		43,003
Capital in excess of par value	1,579,458	1,455,246		1,444,091
Accumulated other comprehensive income	957
Retained earnings (accumulated deficit)	196,587	187,526		194,246
Total controlling interest stockholders' equity	1,820,005	1,685,775		1,681,340
Noncontrolling interest	1,821	(771)		(556)
Total Equity	1,821,826	1,685,004		1,680,784
Total liabilities and stockholders' equity	2,456,726	2,107,769		1,982,135
Non-Guarantor [Member] | Scenario, Previously Reported [Member]
Current assets:
Assets held for sale		11,550
Total current assets		389,605
Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0	0	0
Accounts and notes receivable, net	(541,627)	(512,786)		(485,663)
Deferred income taxes				486
Total current assets	(541,627)	(512,786)		(485,177)
Property, plant and equipment, net				1
Investment in subsidiaries and intercompany advances	(2,318,217)	(2,014,919)		(1,855,050)
Other noncurrent assets				363
Total assets	(2,859,844)	(2,527,705)		(2,339,863)
Current liabilities:
Accounts payable and accrued liabilities	(255,211)	(227,200)		(199,936)
Total current liabilities	(255,211)	(227,200)		(199,936)
Long-term deferred tax liability				847
Intercompany payables	(465,359)	(322,560)		(217,859)
Contingencies
Stockholders' equity:
Common stock	(61,052)	(61,052)		(61,052)
Capital in excess of par value	(2,313,357)	(2,188,358)		(2,177,211)
Retained earnings (accumulated deficit)	235,135	271,465		315,348
Total controlling interest stockholders' equity	(2,139,274)	(1,977,945)		(1,922,915)
Total Equity	(2,139,274)	(1,977,945)		(1,922,915)
Total liabilities and stockholders' equity	$ (2,859,844)	$ (2,527,705)		$ (2,339,863)